INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Cost for Goods and Services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income From Contract With Customers [Line Items]
Others operating income	$ 155,825	$ 139,575	$ 182,594
Total income from sales of good and services	9,144,789	9,156,588	8,126,014
Cost of sales	(4,766,263)	(5,041,089)	(3,812,993)
Impairment losses on loans and other accounts receivable	(46,078)	(43,401)	(21,829)
Administrative and other expenses	(487,530)	(659,262)	(645,690)
Salaries and employee benefits	(538,463)	(555,038)	(499,750)
Amortization of intangible assets	(230,396)	(267,808)	(317,035)
Depreciation of tangible assets	(119,813)	(98,963)	(100,388)
Depreciation of right of use assets	(36,002)	(30,425)
Bonus plan payments	(28,722)	(36,300)	(34,503)
Expenses from commissions and fees	(26,884)	(30,885)	(32,876)
Donations expenses	(35,622)	(14,704)	(14,320)
Labor severances	(5,715)	(3,902)	(2,718)
Total costs for goods and services	(6,321,488)	(6,781,777)	(5,482,102)
Gross profit from sales of goods and services	2,823,301	2,374,811	2,643,912
Energy And Gas E & G
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	4,509,551	4,524,903	3,411,674
Infrastructure
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	3,966,192	3,783,534	3,826,101
Hotels
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	139,782	366,835	332,749
Agro
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	147,443	135,928	133,095
Others Services
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	$ 225,996	$ 205,813	$ 239,801